Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss		$ (74,144)	¥ (514,778)	¥ (327,086)	¥ (101,702)
Deemed dividends at re-designation of ordinary shares to preferred shares					(5,665)
Deemed contribution from preferred shareholders		(377)	(2,618)
Numerator for basic and diluted loss per share		$ (86,965)	¥ (603,791)	¥ (402,751)	¥ (130,387)
Denominator:
Weighted average ordinary shares outstanding-basic and diluted | shares		199,039,819	199,039,819	72,267,532	76,308,165
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)		$ (0.44)	¥ (3.03)	¥ (5.57)	¥ (1.71)
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares) | shares		17,793,251	17,793,251	10,233,127	7,475,147
Preferred shares
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares) | shares		76,332,515	76,332,515	156,677,613	110,030,148
Series A Preferred Shares
Numerator:
Deemed contribution from preferred shareholders			¥ (520)
Accretion to preferred shares redemption value			(14,137)	¥ (13,047)	¥ (5,675)
Series B Preferred Shares
Numerator:
Deemed contribution from preferred shareholders			(671)
Accretion to preferred shares redemption value			(26,068)	(23,897)	(10,109)
Series C Preferred Shares
Numerator:
Deemed contribution from preferred shareholders			(1,112)
Accretion to preferred shares redemption value			(40,901)	(34,888)	¥ (7,236)
Series D Preferred Shares
Numerator:
Deemed contribution from preferred shareholders			(315)
Accretion to preferred shares redemption value			¥ (10,525)	¥ (3,833)
ADS
Denominator:
Basic and diluted net loss per share attributable to ordinary shareholders | (per share)	[1]	$ (6.55)	¥ (45.50)	¥ (83.55)	¥ (25.65)

[1]	(2) Each American depositary share (“ADS”) represents fifteen ordinary shares